Basis of preparation of the financial statements	12 Months Ended
Dec. 31, 2020
Basis of preparation of the financial statements
Basis of preparation of the financial statements

2.  Basis of preparation of the financial statements

a) Statement of compliance

The consolidated financial statements of the Company (“financial statements”) have been prepared and are being presented in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

b) Basis of presentation

The financial statements have been prepared on a historical cost basis as adjusted to reflect: (i) the fair value of financial instruments measured at fair value through income statement or at fair value through the statement of comprehensive income; and (ii) impairment of assets.

These financial statements were authorized for issue by the Board of Directors on February 25, 2021.

c) Functional currency and presentation currency

The financial statements of the Company and its associates and joint ventures are measured using the currency of the primary economic environment in which the entity operates (“functional currency”), which in the case of the Parent Company is the Brazilian real (“R$”). For presentation purposes, these financial statements are presented in United States dollar (“US$”) as the Company believes that this is how international investors analyze the financial statements.

The exchange rates used by the Company to translate its foreign operations are as follows:

	Closing rate			Average rate for the year ended
	2020	2019	2018	2020	2019	2018
US Dollar ("US$")	5.1967	4.0307	3.8748	5.1578	3.9461	3.6558
Canadian dollar ("CAD")	4.0771	3.1034	2.8451	3.8480	2.9746	2.8190
Euro ("EUR" or "€")	6.3779	4.5305	4.4390	5.8989	4.4159	4.3094

d) Significant accounting policies

Significant accounting policies used in the preparation of these financial statements are disclosed in the respective notes and have been consistently applied to all years presented, except for the adoption of the IFRS 16-Leases from January 1, 2019 using the retrospective approach with the cumulative effect recognized as at the date of initial application. Accordingly, the comparative information has not been restated and 2018 financial information continues to be presented under IAS 17 and related interpretations. As disclosed in note 8(e), the Company also adopted IFRIC 23–Uncertainty over Income Tax Treatments from January 1, 2019.

In addition, certain new accounting standards and interpretations have been published that are not mandatory for December 31, 2020 reporting periods and have not been early adopted by the Company. These standards are not expected to have a material impact on the entity in future reporting periods.

e) Critical accounting estimates and judgments

The preparation of financial statements requires the use of critical accounting estimates and the application of judgment by management in applying the Company’s accounting policies. These estimates are based on the experience, best knowledge, information available at the statement of financial position date and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Changes in facts and circumstances may lead to the revision of these estimates. Actual future results may differ from estimates.

The significant estimates and judgments applied by the Company in the preparation of these financial statements are as follows:

Note	Significant estimates and judgments
7	Deferred revenue
8	Deferred income taxes
14	Consolidation
17	Mineral reserves and mine useful life
18	Impairment of non-current assets
19	Fair values estimate
23	Brumadinho dam failure
24	Liabilities related to associates and joint ventures
25	Asset retirement obligation
26	Litigation
27	Employee post-retirement obligations